Summary of Significant Accounting Policies - Summary of Cash Balances Include Demand Deposits (Detail) (CNY)	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	171,658,201	759,129,494
PRC (excluding HK SAR and Macau) [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	112,559,375	714,094,151
PRC (excluding HK SAR and Macau) [Member] | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	111,487,572	713,371,057
PRC (excluding HK SAR and Macau) [Member] | US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	1,071,803	723,094
Hong Kong Special Administrative Region [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	35,105,408	32,839,758
Hong Kong Special Administrative Region [Member] | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	4,525,486	106,581
Hong Kong Special Administrative Region [Member] | US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	13,527,134	32,652,558
Hong Kong Special Administrative Region [Member] | Hong Kong dollar [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	17,035,313	62,206
Hong Kong Special Administrative Region [Member] | British pound [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	17,475	18,413
United States [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	23,993,418	12,195,585
United States [Member] | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	83,982	64,145
United States [Member] | US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	23,909,436	12,131,440